BORROWINGS (Narrative) (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2022	Jun. 30, 2025	Dec. 31, 2024	May 14, 2025	Feb. 27, 2025	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Convertible loan note		$ 15,857,000	$ 15,401,000
Fair value remeasurement for derivative financial balances		445,000
Notional amount				$ 2,000,000	$ 4,000,000
Equity Component Of Convertible Note		6,709,000	6,709,000
IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Accretion interest adjustment		500,000
Borrowings, closing carrying value		15,000,000
Convertible loan note		6,700,000
MiCo Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 45,200,000
Equity Component Of Convertible Note	25,200,000
MiCo Ltd [Member] | Unsecured junior convertible note [Member]
Disclosure of detailed information about borrowings [line items]
Principal Amount Loaned	$ 20,000,000
Senior secured term loan [Member] | Non Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of term loan		(5,320,000)	(3,291,000)
Accretion interest		(1,373,000)	(2,355,000)
Fair value of derivative financial asset		67,000
Fair value of derivative financial liability		1,114,000
Remaining amount of loan		83,643,000	72,391,000			$ 40,109,000
Principal Amount Loaned		6,000,000	30,500,000
Exchangeable Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total exchangeable notes percentage						99.70%
Exchangeable Senior Notes [Member] | Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Remaining amount of loan		$ 210,000	$ 210,000			$ 210,000
Convertible Notes [Member] | MiCo Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%
Convertible notes conversion basis description	The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive Nasdaq trading days. For further details on the convertible note, refer to the Company’s Form 6-K filings with the SEC on April 11, 2022.